Other receivables (Tables)	9 Months Ended
Sep. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of current other receivables
Current other receivables and contract assets

	September 30, 2024	December 31, 2023
	£’000	£’000
VAT recoverable	2,390	3,356
Prepayments	5,462	5,961
Accrued bank interest	391	412
Other receivables	1,287	5,622
	9,530	15,351

Schedule of non-current other receivables	Non-current other receivables

	September 30, 2024	December 31, 2023
	£’000	£’000
Other receivables	639	663
	639	663